Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 29, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R, Class R6,

Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Water Fund and AllianzGI Global Megatrends Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

In order to reflect the recent consolidation and renaming of two third-party stock indices, within the Fund Summary relating to each Fund, and within the subsections of the “Principal Investments and Strategies of Each Fund” section relating to each Fund, all references to “the Palisades Water or Global Water Indices” are hereby deleted and replaced with references to “the NASDAQ OMX US Water or Global Water Indices”.

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2040 Fund and AllianzGI Retirement 2050 Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Effective July 2, 2015, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2008.

Claudio Marsala, portfolio manager and director, has managed the Fund since January 1, 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since January 1, 2015.

Disclosure Relating to AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2045 Fund and AllianzGI Retirement 2055 Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Effective July 2, 2015, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2011.

Claudio Marsala, portfolio manager and director, has managed the Fund since January 1, 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since January 1, 2015.

Disclosure Relating to AllianzGI Retirement Income Fund (for purposes of this section only, the “Fund”)

Effective July 2, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2008.

Claudio Marsala, portfolio manager and director, has managed the Fund since January 1, 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of this section only, the “Fund”)

Effective July 2, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Giorgio Carlino, portfolio manager and director, has managed the Fund since January 1, 2015.

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2009.

Rahul Malhotra, portfolio manager and vice-president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (for purposes of this section only, the “Fund”)

Effective July 2, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Claudio Marsala, portfolio manager and director, has managed the Fund since January 1, 2015.

Giorgio Carlino, portfolio manager and director, has managed the Fund since January 1, 2015.

Dr. Michael Stamos, CFA, portfolio manager, has managed the Fund since July 2, 2015.

Disclosure Relating to AllianzGI Multi-Asset Real Return Fund (for purposes of this section only, the “Fund”)

Effective July 2, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Stamos, CFA, portfolio manager, has managed the Fund since 2012.

Giorgio Carlino, portfolio manager, has managed the Fund since 2012.

Heather Bergman, portfolio manager and vice president, has managed the Fund since July 2, 2015.

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund and AllianzGI Retirement 2055 Fund (for purposes of this section only, each, a “Target Date Fund,” and together, the “Target Date Funds”), and AllianzGI Retirement Income Fund, (together with Target Date Funds, the “Target Funds”) AllianzGI Global Allocation Fund (the “Global Allocation Fund”), AllianzGI Global Dynamic Allocation Fund (the “Global Dynamic Allocation Fund”) and AllianzGI Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund,” and for the purposes of this section only, together with the Target Funds, the Global Allocation Fund and the Global Dynamic Allocation Fund, the “Funds”)

The information relating to the Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is hereby deleted and replaced with the following:

AllianzGI U.S. selects the Underlying Funds and other investments in which the Target Funds may invest and allocates the Target Funds’ assets among the Underlying Funds and other investments.

Paul Pietranico, Giorgio Carlino, Rahul Malhotra and Claudio Marsala are the individuals at AllianzGI U.S. who are jointly and primarily responsible for selecting and allocating the assets of the Target Funds for which each individual serves as a portfolio manager among the Underlying Funds and other investments. The following provides information about Messrs. Pietranico, Carlino, Malhotra and Marsala. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and the portfolio managers’ ownership of the securities of the Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Target Funds	Paul Pietranico,* CFA	2008, 2009, 2011 (Inception) (Lead for Target Date Funds and Retirement Income Fund)	Mr. Pietranico, CFA, is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. As a member of the Multi Asset US team, he is a portfolio manager for the target-date portfolios, as well as for other asset-allocation portfolios, including 529 college-savings plans. Mr. Pietranico has 19 years of investment-industry experience. Previously, he worked at Charles Schwab & Co. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science, and an M.S. in engineering economic systems and operations research from Stanford University.

	Claudio Marsala**	2015	Mr. Marsala is a portfolio manager and director with Allianz Global Investors, which he joined in 2001. As a member of the Multi Asset US team, he manages multi-asset mandates primarily for institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team in Italy, focusing on systematic multi-asset products; before that, he worked in risk management. Mr. Marsala has 13 years of investment-industry experience. He has a laurea degree in economics and financial markets from the University of Pisa in Italy, and a master’s degree in quantitative finance from the University of Turin.

	Rahul Malhotra***	2013 2015	Mr. Malhotra, Ph.D., is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has seven years of investment-industry experience. He has a B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

Global Allocation Fund	Giorgio Carlino****	2015 (Lead)	Mr. Carlino is a portfolio manager, a director and Co-CIO Multi Asset US with Allianz Global Investors, which he joined in 2001. He was previously a private-client portfolio manager, responsible for multi-manager selection. Mr. Carlino has 14 years of investment-industry experience. Before joining the firm, he worked in fund management at Commerzbank AM. Mr. Carlino has a degree in economics and finance from La Sapienza University in Rome, and a master’s degree in portfolio management and asset allocation from the University of Bologna, Department of Statistics.

	Paul Pietranico, CFA	2009	See Above.

	Rahul Malhotra	2013	See Above.

Global Dynamic Allocation Fund	Claudio Marsala	2015 (Lead)	See Above.

	Giorgio Carlino	2015	See Above.

	Dr. Michael Stamos, CFA	2015	Mr. Stamos, Ph.D., CFA, is a portfolio manager with Allianz Global Investors, which he joined in 2007. He has been part of the Multi Asset-Multi Strategy team since 2007, overseeing balanced mandates for institutional and retail clients. Mr. Stamos has 11 years of investment-industry experience. He was previously a researcher at the Institute of Investment, Portfolio Management and Pension Finance at the University of Frankfurt, where he obtained his Ph.D. in finance.

AllianzGI Multi-Asset Real Return Fund	Dr. Michael Stamos, CFA (Lead)	2012 (Inception)	See Above.

	Giorgio Carlino	2015	See Above.

	Heather Bergman	2015	Ms. Bergman is a portfolio manager and a vice president with Allianz Global Investors, which she joined in 2011. As a member of the Multi Asset US team, she manages the investment functions around the 529 portfolios, including monitoring the portfolios and the underlying managers driving the portfolio-update process and working with the state investment boards that oversee the 529 programs. Ms. Bergman has nine years of investment-industry experience. Before joining the firm, she taught at New York University and the University of California, Los Angeles; before that, she was a macroeconomic analyst at a global hedge fund, covering both developed and emerging markets. Ms. Bergman has an M.A. from Columbia University and a Ph.D. in political economy from the University of California, Los Angeles.

*	Mr. Pietranico is a portfolio manager of each Target Fund and the Global Allocation Fund. The 2015, 2020, 2030, 2040 and 2050 Target Date Funds and the Retirement Income Fund commenced operations on December 29, 2008. The Global Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Mr. Pietranico began managing the Fund. The 2025, 2035, 2045 and 2055 Target Date Funds commenced operations on December 19, 2011.
**	Mr. Marsala is a portfolio manager of each Target Fund and the Global Dynamic Allocation Fund.
***	Mr. Malhotra is a portfolio manager of each Target Fund and the Global Allocation Fund. Mr. Malhotra began managing each of the Global Allocation Fund and the Retirement Income Fund in 2013 and began managing each of the Target Date Funds in 2015.
****	Mr. Carlino is a portfolio manager of the Global Allocation Fund, the Global Dynamic Allocation Fund and the Multi-Asset Real Return Fund.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 29, 2015 to the

Statement of Additional Information

dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Water Fund (for purposes of this section only, the “Fund”)

In order to reflect the recent consolidation and renaming of two third-party stock indices, in the section titled “Policies relating to Rule 35d-1 under the 1940 Act” relating to the Fund, the reference to “the Palisades Water or Global Water Indices” is hereby deleted and replaced with a reference to “the NASDAQ OMX US Water or Global Water Indices”.

Disclosure Relating to All Series

Effective July 2, 2015, the subsection captioned “AllianzGI U.S.—Other Accounts Managed” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby restated in its entirety as follows:

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. Except as noted below, the information is as of November 30, 2014.

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	8	854	15	906	2	151
Zeke Diwan	4	1,635	3	69	0	0
James Dudnick, CFA	2	225	4	146	0	0
Neil Dwane, CFA*	11	6,221	6	1,023	0	0
Douglas G. Forsyth, CFA	14	20,583	24	4,983	5	5,898
Kunal Ghosh	9	1,141	5	159	4	326
Steven Gish, CFA	2	225	4	146	0	0
Daniel Ha, CFA	4	1,635	3	69	0	0
Martin Hermann*	8	11,311	22	5,326	2	396
Robert Hofmann*	8	11,311	22	5,326	2	396
Justin Kass, CFA	11	20,355	17	3,432	4	5,408
Tobias Kohls*	2	103	1	226	0	0
Robert S. Marren	8	854	15	906	2	32
John C. McCraw	8	854	15	906	2	32
Gregor Rudolph-Dengel, CFA	11	6,221	6	1,023	0	0
Greg Saichin	4	1635	3	69	0	0
John Schroer, CFA*	3	597	0	0	1	200
William L. Stickney	11	20,355	21	4,841	0	0
Greg P. Tournant	11	2,851	1	5	1	1,700
Steven G. Bond-Nelson	11	2,851	1	5	1	1,700
Trevor Taylor	11	2,851	1	5	1	1,700
Joerg de Vries-Hippen, CFA*	11	6,221	6	1,023	0	0
Mark P. Roemer	9	1,141	5	159	5	300

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Steven Tael, PhD, CFA	9	1,141	5	159	1	89
Paul Pietranico, CFA	4	1,309	0	0	0	0
Rahul Malhotra	4	1,309	0	0	0	0
Claudio Marsala	0	0	3	346	0	0
Andreas Fruschki	0	0	0	0	0	0
Christina Chung, CFA	8	2,085	11	1,359	1	380
Andrew Neville	6	2,304	22	3,978	3	417
Dennis Lai	11	718	5	50	0	0
Koji Nakatsuka, CFA	1	21	1	43	0	0
Frank Hansen	6	2,304	22	3,978	3	417
Bjoern Mehrmann	6	2,304	22	3,978	3	417
Dr. Michael Stamos	0	0	5	591	2	4,467
Giorgio Carlino	0	0	3	346	2	4,467
Stephen Lyford	8	854	15	906	3	154
Andreas E. F. Utermann	25	8,451	1	48	0	0
Armin Kayser	25	8,451	1	48	0	0
Eric Boess, CFA	25	8,451	1	48	0	0
Karl Happe	25	8,451	1	48	0	0
Steven J. Berexa, CFA	5	1,064	3	203	0	0
Dr. Klaus Teloeken	12	5,540	55	20,052	1	2,164
Dr. Rainer Tafelmayer	12	5,540	55	20,052	1	2,164
Karsten Niemann, CFA	12	5,540	55	20,052	1	2,164
Jie Wei, CFA	9	1,141	5	159	1	5
Lu Yu, CFA, CIPM	9	1,141	5	159	1	127
Dr. Michael Heldmann, CFA	12	5,540	55	20,052	1	2,164
Paul Schofield	2	216	4	1,363	0	0
Jeremy Kent	2	216	4	1,363	0	0
Blake Burdine*	8	886	17	943	0	0
Heather Bergman**	10	2,130	3	352	0	0

*	Information provided as of February 28, 2015.
**	Information provided as of May 31, 2015.

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	2	225	1	31	0	0
Zeke Diwan	0	0	0	0	0	0
Neil Dwane, CFA*	5	3,303	0	0	0	0
James Dudnick, CFA	0	0	0	0	0	0
Douglas G. Forsyth, CFA	0	0	5	1,662	0	0
Kunal Ghosh	1	23	0	0	0	0
Steven Gish, CFA	0	0	0	0	0	0
Daniel Ha, CFA	0	0	0	0	0	0
Martin Hermann*	3	3,954	1	75	0	0
Robert Hofmann*	3	3,954	1	75	0	0
Justin Kass, CFA	0	0	1	253	0	0

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Tobias Kohls*	1	96	0	0	0	0
Robert S. Marren	2	225	1	31	0	0
John C. McCraw	2	225	1	31	0	0
Gregor Rudolph-Dengel, CFA*	5	3,303	0	0	0	0
Greg Saichin	0	0	0	0	0	0
John Schroer, CFA*	0	0	0	0	0	0
William L. Stickney	0	0	4	1,408	0	0
Greg P. Tournant	11	2,851	0	0	0	0
Steven G. Bond-Nelson	11	2,851	0	0	0	0
Trevor Taylor	11	2,851	0	0	0	0
Joerg de Vries-Hippen, CFA*	5	3,303	0	0	0	0
Mark P. Roemer	1	23	0	0	0	0
Steven Tael, PhD, CFA	1	23	0	0	0	0
Paul Pietranico, CFA	0	0	0	0	0	0
Rahul Malhotra	0	0	0	0	0	0
Claudio Marsala	0	0	0	0	0	0
Andreas Fruschki	0	0	0	0	0	0
Christina Chung, CFA	0	0	1	193	0	0
Andrew Neville	2	1,085	6	554	0	0
Dennis Lai	1	47	0	0	0	0
Koji Nakatsuka, CFA	0	0	0	0	0	0
Frank Hansen	2	1,085	6	554	0	0
Bjoern Mehrmann	2	1,085	6	554	0	0
Dr. Michael Stamos	0	0	0	0	0	0
Giorgio Carlino	0	0	0	0	0	0
Stephen Lyford	2	225	1	31	0	0
Andreas E. F. Utermann	4	1,294	0	0	0	0
Armin Kayser	4	1,294	0	0	0	0
Eric Boess, CFA	4	1,294	0	0	0	0
Karl Happe	0	0	0	0	0	0
Steven J. Berexa, CFA	1	226	0	0	0	0
Dr. Klaus Teloeken	1	370	2	578	0	0
Dr. Rainer Tafelmayer	1	370	2	578	0	0
Karsten Niemann, CFA	1	370	2	578	0	0
Jie Wei, CFA	1	23	0	0	0	0
Lu Yu, CAF, CIPM	1	23	0	0	0	0
Dr. Michael Heldmann, CFA	1	370	2	578	0	0
Paul Schofield	0	0	1	42	0	0
Jeremy Kent	0	0	1	42	0	0
Blake Burdine*	2	238	1	33	0	0
Heather Bergman**	0	0	0	0	0	0

*	Information provided as of February 28, 2015.
**	Information provided as of May 31, 2015.

Effective July 2, 2015, the subsection captioned “AllianzGI U.S.—Securities Ownership” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby restated in its entirety as follows:

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of November 30, 2014.

Dollar Range of Equity Securities
Best Styles Emerging Markets Equity Fund
Dr. Michael Heldmann, CFA*	$0
Best Styles Global Equity Fund
Dr. Klaus Teloeken	$0
Dr. Rainer Tafelmayer	$0
Best Styles International Equity Fund
Dr. Michael Heldmann, CFA*	$0
Best Styles U.S. Equity Fund
Karsten Neimann, CFA*	$0
Convertible Fund
Douglas G. Forsyth, CFA	Over $1,000,000
Justin Kass, CFA	$100,001-$500,000
Emerging Markets Consumer Fund
Kunal Ghosh*	$0-$10,000
Lu Yu, CFA, CIPM*	$10,001-$50,000
Emerging Markets Debt Fund
Greg Saichin	$0
Zeke Diwan	$0
Daniel Ha, CFA	$0
Emerging Markets Small-Cap Fund
Kunal Ghosh*	$100,001-$500,000
Lu Yu, CFA, CIPM*	$10,001-$50,000
Jie Wei, CFA*	$50,001-$100,000
Europe Equity Dividend Fund
Neil Dwane, CFA*	$0
Gregor Rudolph-Dengel, CFA*	$0
Joerg de Vries-Hippen, CFA*	$0
Global Allocation Fund
Giorgio Carlino	$50,001-$100,000
Paul Pietranico, CFA	$50,001-$100,000
Rahul Malhotra	$10,001-$50,000

Dollar Range of Equity Securities
Global Dynamic Allocation Fund
Giorgio Carlino	$0
Claudio Marsala	$0
Dr. Michael Stamos, CFA**	$0
Global Fundamental Strategy Fund
Andreas E. F. Utermann	$0
Armin Kayser	$0
Eric Boess, CFA	$0
Karl Happe	$0
Steven J. Berexa, CFA	$100,001-$500,000
Global Managed Volatility Fund
Kunal Ghosh	$50,001-$100,000
Mark P. Roemer	$0
Steven Tael, PhD, CFA	$0
Global Megatrends Fund
John Schroer, CFA*	$0
Global Sustainability Fund
Paul Schofield*	$0
Jeremy Kent*	$0
High Yield Bond Fund
Douglas G. Forsyth, CFA	Over $1,000,000
William L. Stickney	Over $1,000,000
International Growth Fund
Robert Hofmann*	$0
Martin Hermann*	$0
Tobias Kohls*	$0
Micro Cap Fund
K. Mathew Axline	$50,001-$100,000
John C. McCraw	$100,001-$500,000
Robert S. Marren	$100,001-$500,000
Stephen Lyford	$50,001-$100,000
Blake Burdine*	$100,001-$500,000
Multi-Asset Real Return Fund
Dr. Michael Stamos	$10,001-$50,000
Heather Bergman**	$0
Giorgio Carlino	$0-$10,000
Retirement 2015 Fund
Paul Pietranico, CFA	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2020 Fund
Paul Pietranico, CFA	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2025 Fund
Paul Pietranico, CFA	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2030 Fund
Paul Pietranico, CFA	$100,001-$500,000
Claudio Marsala	$50,001-$100,000
Rahul Malhotra	$0

Dollar Range of Equity Securities
Retirement 2035 Fund
Paul Pietranico	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2040 Fund
Paul Pietranico	$0
Claudio Marsala	$0
Rahul Malhotra	$10,001-$50,000
Retirement 2045 Fund
Paul Pietranico, CFA	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2050 Fund
Paul Pietranico, CFA	$100,001-$500,000
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement 2055 Fund
Paul Pietranico, CFA	$0
Claudio Marsala	$0
Rahul Malhotra	$0
Retirement Income Fund
Paul Pietranico	$0
Rahul Malhotra	$0
Claudio Marsala	$0
Structured Return Fund
Greg P. Tournant	$100,001-$500,000
Stephen G. Bond-Nelson	$10,001-$50,000
Trevor Taylor	$100,001-$500,000
Ultra Micro Cap Fund
K. Mathew Axline	$50,001-$100,000
John C. McCraw	Over $1,000,000
Robert S. Marren	$500,001-$1,000,000
Stephen Lyford	$100,001-$500,000
Blake Burdine*	$100,001-$500,000
U.S. Small-Cap Growth Fund
K. Mathew Axline	$50,001-$100,000
John C. McCraw	$100,001-$500,000
Robert S. Marren	$100,001-$500,000
Stephen Lyford	$50,001-$100,000
Blake Burdine*	$100,001-$500,000
U.S. Equity Hedged Fund
Greg P. Tournant	$100,001-$500,000
Stephen G. Bond-Nelson	$100,001-$500,000
Trevor Taylor	$0
China Equity Fund
Christina Chung, CFA	$0
Global Water Fund
Andreas Fruschki	$0

Dollar Range of Equity Securities
International Small-Cap Fund
Andrew Neville	$0
Dennis Lai	$0
Koji Nakatsuka, CFA	$0
Frank Hansen	$0
Bjoern Mehrmann	$0
Short Duration High Income Fund
James Dudnick, CFA	$50,001-$100,000
Douglas G. Forsyth, CFA	$0
Steven Gish, CFA	$500,001-$1,000,000

*	Information provided as of February 28, 2015.
**	Information provided as of May 31, 2015.

Please retain this Supplement for future reference.